Acquisition of Hercules Container Carrier S.A. (M/V Aristotelis) - Pro Forma Financial Information (Table) (Details) (Hercules Container Carrier S.A. (M/V Aristotelis), USD $)
In Thousands, except Share data, unless otherwise specified
6 Months Ended
Jun. 30, 2013
Hercules Container Carrier S.A. (M/V Aristotelis)
Business Acquisition [Line Items]
Total revenues	$ 81,957
Partnership's net income	64,424
Partnership's net income available to preferred unit holders	10,540
General Partner's interest in Partnership's net income	1,078
Common unit holders interest in Partnership's net income	$ 52,806
Pro-forma weighted average of Partnership's common units outstanding - basic	68,385,001
Net income per common unit basic	$ 0.76
Pro-forma weighted average of Partnership's common units outstanding - diluted	89,980,394
Net income per common unit diluted	$ 0.71